The rollforward of the provisions for tax, labor, civil, commercial and other risks classified as with probable loss, and contingent liabilities is presented below: (Details) - BRL (R$)
R$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Beginning balance	R$ 1,702,720	R$ 1,794,369
Additions	415,298	592,457
Business combination (note 1.2)	9,250
Reversals	(427,186)	(534,548)
Payments	(366,558)	(399,187)
Interest	225,587	249,609
Exchange rate variation	(570)	20
Ending balance	1,558,541	1,702,720
Current	1,050,188	865,338
Non-current	508,353	837,382
Provision For Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Beginning balance	427,302	583,464
Additions	157,624	103,773
Business combination (note 1.2)	2,553
Reversals	(67,752)	(246,499)
Payments	(144,276)	(70,699)
Interest	52,451	57,275
Exchange rate variation	(16)	(12)
Ending balance	427,886	427,302
Provision For Labor [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Beginning balance	634,706	603,074
Additions	204,697	435,723
Business combination (note 1.2)	1,972
Reversals	(110,114)	(250,029)
Payments	(204,947)	(298,599)
Interest	91,194	144,516
Exchange rate variation	(466)	21
Ending balance	617,042	634,706
Provision For Civil Commercial And Other [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Beginning balance	343,530	307,177
Additions	52,977	52,961
Business combination (note 1.2)	4,725
Reversals	(54,475)	(34,556)
Payments	(17,335)	(29,889)
Interest	81,942	47,818
Exchange rate variation	(75)	19
Ending balance	411,289	343,530
Contingent liabilities [member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Beginning balance	297,182	300,654
Additions
Business combination (note 1.2)
Reversals	(194,845)	(3,464)
Payments
Interest
Exchange rate variation	(13)	(8)
Ending balance	R$ 102,324	R$ 297,182